Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Disclosure of Cash Flow Information:
Interest paid	$ 18,674	$ 19,531	$ 38,560	$ 38,288	$ 30,438
Income taxes paid	604	621	1,090	1,045	345
Investing Activities:
Accrued capital expenditures	1,991	(3,795)	1,575	5,448	2,768
Note receivable included in the consideration for the acquisition of a building			37,264	0	0
The following represents the significant increase (decrease) in certain assets and liabilities in connection with our acquisitions of operating properties:
Real estate investments	0	43,497
Real estate notes receivable	0	(37,403)
Intangible assets	0	10,503
Accounts payable and accrued liabilities	0	16,597
Debt, net			0	6,657	190,294
Net change in security deposits, prepaid rent and other liabilities			0	0	14,552
Issuance of units in connection with an acquisition			0	0	1,557
Financing Activities:
Issuance of units under the DRIP	0	31,916	31,916	75,864	56,551
Distributions declared, but not paid, including units issued under the DRIP	32,493	11,284	30,959	14,120	12,317
Offering costs transferred to partners capital	1,187	0
Adjustment to redeemable noncontrolling interests			$ 0	$ 0	$ (275)